UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC File Number: 000-18785
CUSIP Number: 85916A 10 1

[ ] Form 10-K	[ ] Form 20-F	[ ] Form 11-K	[X] Form 10-Q
[ ] Form 10-D	[ ] Form N-SAR	[ ] Form N-CSR

For period ended:	March 29, 2009

[  ] Transition Report on Form 10-K

[  ] Transition Report on Form 20-F

[  ] Transition Report on Form 11-K

[  ] Transition Report on Form 10-Q

[  ] Transition Report on Form N-SAR

For the transition period ended:

Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:    Not Applicable.

PART I

REGISTRANT INFORMATION

STEN Corporation

Full Name of Registrant

Not applicable

Former Name if Applicable

10275 Wayzata Blvd., Suite 310

Address of Principal Executive Office

Minnetonka, MN 55305

City, State and Zip Code

PART II

RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate.)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b) The subject Form 10-Q will be filed on or before the 5th calendar day following the prescribed due date; and
(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

For the reasons stated below, STEN Corporation (the “Company”) has been unable to file its prior required reports and was unable to complete its Quarterly Report on Form 10-Q for the period ended March 29, 2008 (the “Form 10-Q”) prior to May 13, 2009. The Company currently is not able to determine when it will be in position to complete its filings given its limited financial and human resources.

On February 3, 2009, the Company filed Form 25 voluntarily removing its listing from the Nasdaq Stock Market and since filing its 10-K on January 13, 2009; the Company has been operating with limited resources and currently does not have the funds to pay registered independent accountants amounts which have been billed by the accounting firm. The Company does not have the resources to negotiate a final settlement of the amount owed to the accountants. The company currently does not have the resources to engage a registered independent accounting firm to complete the required quarterly review of its financial statements and has limited management resources to compile its financial data. The ability of the Company to continue as a going concern is uncertain.

The company’s internal resources available to complete the required filing are also limited in part as result of the, January 16, 2009, resignation of Mark F. Buckrey as the Chief Financial Officer of STEN Corporation as part of the Company’s efforts to reduce its expenses. Effective with Mr. Buckrey’s resignation, Mr. Kenneth W. Brimmer, the Company’s Chief Executive Officer, assumed the role of principal financial officer and principal accounting officer.

Forward-Looking Statements

This Notification contains certain forward-looking statements that reflect, when made, the Company’s current views with respect to current events and financial performance. These forward-looking statements are within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended, and are intended to be covered by the safe harbors created thereby. These forward-looking statements include, but are not limited to, statements regarding expected timing of filing the Form 10-Q, financial results for the quarter ended March 29, 2009 and/or statements preceded by, followed by or that include the words “expects,” “estimates,” or similar expressions.  Investors are cautioned that all forward-looking statements involve risks and uncertainties that could cause actual results to differ materially from those in the forward-looking statements. Certain of these risks and uncertainties are discussed in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2008 filed with the Securities and Exchange Commission. The Company disclaims any intention or obligation to update or revise any forward-looking statements, whether as a result of new information, future events or otherwise.

The following paragraph provides certain preliminary, unaudited consolidated statement of operations data for the Company for the fiscal quarter ended March 29, 2009.  These preliminary, unaudited results of operations for the fiscal year are subject to review by the Company’s management and the audit procedures of the Company’s registered independent public accounting firm at such time as the company is financially able to retain an accounting firm to complete a review of its unaudited financial statement In addition to the changes in results of operations described below, there may be additional significant changes that the Company cannot yet identify and quantify given the status of completion of its financial statements and related disclosures in addition there may be significant adjustments to comply with Generally Accepted Accounting Principle.

At the time of filing of this Notification, the Company estimates that net sales from continuing operations for the quarter ended March 29, 2009 were $2,441,299 a decrease of 33.5% as compared to the quarter ended March 30, 2008 net sales of $3,669,527.

The Company estimates that its operating profit from continuing operations for the second quarter of fiscal year 2009 will be $254,808. Cash paid for interest to our Senior Lender was $360,012 for the thirteen weeks ended March 29, 2009 which will create a net loss for the period.

Management has developed a business plan to continue business operations, however, the Company’s resources to execute this plan are limited and the ability of the Company to continue as a going concern is uncertain.

PART IV

OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this notification:

Kenneth W. Brimmer	(952) 545-2776

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

[X] Yes

[  ] No

The Company’s Quarterly Report on Form 10-Q for the period ending December 28, 2008 was not filed per Form 12b-25 Notification of Late Filing as filed with the Securities and Exchange Commission February 13, 2009 and has not been filed as of this date.

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[  ] Yes

[X] No

STEN CORPORATION

(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 2, 2009

/s/ Kenneth W. Brimmer Kenneth W. Brimmer Its: Chief Executive Officer

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